Quarterly Financial Data Quarterly Financial Data(Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2014	Dec. 06, 2013	Sep. 27, 2013	May 17, 2013	Feb. 19, 2013	Nov. 30, 2012	Sep. 28, 2012	May 18, 2012	Feb. 24, 2012	Dec. 02, 2011	Feb. 04, 2011	Jan. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Total revenue	$ 13,182.7	$ 13,035.6	$ 11,537.4	$ 9,538.9	$ 9,929.6	$ 8,917.3	$ 8,835.9	$ 8,917.0	$ 47,294.6	$ 36,599.8	$ 33,782.2
Income before income taxes	535.4	806.7	847.7	750.7	291.6	774.7	696.1	784.9	2,940.5	2,547.3	3,079.0
Income taxes	(166.6)	(287.7)	(314.5)	(259.8)	(101.0)	(275.1)	(238.1)	(273.3)	(1,028.6)	(887.5)	(1,092.1)
Net income including non-controlling interests	368.8	519.0	533.2	490.9	190.6	499.6	458.0	511.6	1,911.9	1,659.8	1,986.9
Less: Net (loss) income attributable to non-controlling interests	(0.1)	0.4	(2.8)	0.8	0.5	0.4	0.4	0.6	(1.7)	1.9	1.2
Net income attributable to the parent	$ 368.9	$ 518.6	$ 536.0	$ 490.1	$ 190.1	$ 499.2	$ 457.6	$ 511.0	$ 1,913.6	$ 1,657.9	$ 1,985.7
Basic EPS (in dollars per share)	$ 1.01	$ 1.40	$ 1.50	$ 1.50	$ 0.57	$ 1.49	$ 1.34	$ 1.46	$ 5.38	$ 4.87	$ 5.33
Diluted EPS (in dollars per share)	$ 1.00	$ 1.38	$ 1.49	$ 1.48	$ 0.56	$ 1.47	$ 1.32	$ 1.43	$ 5.33	$ 4.81	$ 5.22
Dividends Amount Per Share	$ 0.00225	$ 0.0020	$ 0.0020	$ 0.0020	$ 0.0020	$ 0.00175	$ 0.00175	$ 0.00175	$ 0.00225	$ 0.0020		$ 0.225	$ 0.225	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.175	$ 0.175	$ 0.175	$ 0.175	$ 0.150	$ 0.04
Common Stock, prices high	$ 68.93	$ 68.71	$ 63.59	$ 51.46	$ 46.99	$ 40.29	$ 50.23	$ 50.16
Common stock prices, low	$ 60.75	$ 61.54	$ 52.38	$ 44.38	$ 39.81	$ 35.30	$ 38.77	$ 42.40